Deposits (Tables)	12 Months Ended
Mar. 31, 2016
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2015 and March 31, 2016 were as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,249,266.1	Rs.	1,478,861.2	US$	22,322.4
Time deposits		2,519,412.7		3,096,553.3		46,740.5

Total interest-bearing deposits		3,768,678.8		4,575,414.5		69,062.9
Non-interest-bearing deposits		733,032.0		882,445.8		13,319.9

Total	Rs.	4,501,710.8	Rs.	5,457,860.3	US$	82,382.8

Time Deposits By Maturity

As of March 31, 2016, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2016
	(In millions)
Due to mature in the fiscal year ending March 31:
2017	Rs.	2,517,530.9	US$	38,000.5
2018		305,035.6		4,604.3
2019		152,273.2		2,298.5
2020		56,382.4		851.1
2021		41,872.3		632.0
Thereafter		23,458.9		354.1

Total	Rs.	3,096,553.3	US$	46,740.5